Inventories (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Inventories [Line Items]
Current work in progress	R$ 144,837	R$ 113,212
Spare parts and other	1,491,202	1,491,820
Estimated losses	(205,080)	(208,091)
Inventories	8,659,835	8,155,847
Pulp | Country of domicile
Inventories [Line Items]
Current finished goods	920,994	644,881
Pulp | Foreign countries
Inventories [Line Items]
Current finished goods	1,903,958	1,713,394
Paper | Country of domicile
Inventories [Line Items]
Current finished goods	649,370	587,216
Paper | Foreign countries
Inventories [Line Items]
Current finished goods	499,470	507,999
Wood
Inventories [Line Items]
Current work in progress	2,137,868	2,267,720
Operating supplies and packaging
Inventories [Line Items]
Current work in progress	R$ 1,117,216	R$ 1,037,696